COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15. COMMITMENTS AND CONTINGENCIES

The Company, from time to time, might have claims against it incidental to the Company’s business including but not limited to tax demands and penalties. While the outcome of any of these matters cannot be predicted with certainty, management does not believe that the outcome will have a material adverse effect on the accompanying consolidated financial statements.

Employee Bonuses

As of March 31, 2025 and December 31, 2024, the Company has accrued $720 thousand and $2.1 million of bonuses to employees and management of the Company and were included in accounts payable and accrued expenses. The bonuses are based on the Company’s performance objectives that were achieved during the respective years. The bonuses, for the year ended December 31, 2024, were paid on March 14, 2025. Performance bonuses are based on management’s periodic review and the amounts are accrued monthly.

Legal Matters

On October 9, 2023, Arley Lozano-Jaramillo (“Lozano”), an individual, commenced proceedings against the Company by filing a complaint with the 11th Judicial Circuit Court for Miami-Dade County, Florida (the “Court”) which named the Company, as the defendant. Lozano, either individually or through the entities controlled by him (XPay, Vakano Industries) entered into certain non-binding letters of intent on July 13, 2021 and as of September 2021 (the second letter of intent was a draft and not signed by the parties) pursuant to which Lozano was a seller of certain assets and technology related to XPay Wallet, intellectual property regarding the AthenaPay POS System, XPay POS System and related technology (collectively, the “XPay Assets”) for the proposed purchase price of $3.0 million and 270,000,000 shares of common stock of the Company (valued at $0.10 per share). The acquisition of the XPay Assets was subject to the execution of a definitive acquisition agreement. No such agreement was finalized nor entered into by the parties. The Company made payments to Lozano for a total amount of approximately $1.6 million and Lozano transferred the ownership of XPay Assets to the Company. Lozano alleges breach of contract, promissory estoppel, unjust enrichment, fraud in the inducement and conversion. He asserts the claim for failure to compensate Lozano pursuant to the terms of the purchase price provided in the non-binding letter of intent (and the unsigned draft letter of intent), which includes the remaining amount of the purchase price ($1.4 million) and 270,000,000 shares of the Company’s common stock. Lozano did not offer any evidence of a signed and binding acquisition agreement. The claim also seeks an award for legal and other costs relating to the proceeding.

The Company disputes the allegations and continues to vigorously defend against them. Accordingly, the Company filed with the Court on February 9, 2024, a motion to dismiss Lozano’s complaint. The Court granted the Company’s motion in part and denied in part, dismissing two of the five causes of action. The Company proceeded to file its counter-complaint against Plaintiff who presented his answer on October 6, 2024. The range of potential loss related to the identified claim is between $0 and $1.4 million and the issuance of 270,000,000 shares of common stock valued at $16.2 million, as of March 31, 2025 (if the March 31, 2025 share price of $0.06 is assumed), representing the amount of damages that Lozano is seeking in the lawsuit. The additional costs mentioned in the claim are not able to be estimated at this time. The Company does not believe that it is probable that a liability has been incurred as of March 31, 2025 and December 31, 2024 related to this lawsuit.

On June 21, 2024, Digital Access, LLC, a Michigan limited liability company (“Digital Access”), filed a complaint against Athena, and two additional codefendants before the US District Court for the Eastern District of Michigan. The complaint alleged tortious interference with business relationships and business expectancy, statutory and common law conversions, trespass to chattels and injunctive relief against it. The case was removed to the US District Court for the Northern District of Indiana. The amount claimed against the Company is not less than $750 thousand. Digital Access and on February 4, 2025 the Company reached a confidential agreement that has been completed in full at this time.

Effective June 30, 2024, a settlement agreement was entered into between Chivo and the Company whereby amounts owed to Chivo of $5.2 million for amounts retained by the Company were netted against fees that Chivo owed the Company of $4.4 million; the net of which amounts to a net payable to Chivo of $782 thousand. This payable of $782 thousand was forgiven by Chivo in exchange for (i) a new three-year agreement with Athena SV charging reduced rates going forward and (ii) Athena SV would make available to Chivo a credit facility of $600 thousand for Chivo’s use at any time. The conditions of the credit facility were:

a)	that the cash is the property of Athena SV,
b)	Chivo would need to deposit the amount of funds they needed in Athena SV’s bank account (resulting in a pre-funded credit facility) and Athena would release the funds to Chivo from the ATM pick-ups, and
c)	the credit facility had a monthly fee of 0.487% of the credit facility amount (i.e., $600 thousand).

On July 16, 2024, Athena filed a complaint against Genesis Coin, Inc., Bitcoin ATM, LLC, ATM OPS, Inc., Kiosk Distributors, Inc., Andrew C. Barnard, Douglas O. Carrillo, and Neil Hernandez, for damages for violation of a federal statute and other claims, filed at the US District Court for the Northern District of Illinois. On September 12, 2024, the parties reached a settlement agreement and release pursuant to which the complaint and other proceedings that were initiated at other forums, were dismissed and certain monetary and technological considerations were afforded between the parties.

On August 20, 2024, Keon Jackson (“Jackson”), an individual, commenced what was entitled as a “Class Action Complaint” against Athena, filed at the US District Court for the Northern District of Florida. The complaint alleges receipt of unwanted telemarketing text messages in contravention to federal and state statutes while seeking class certification status. An initial dispositive motion filed by the Company was denied by the court. In this case, Plaintiff alleges it happened to him a total of six (6) times after purportedly requesting messages to stop. The additional costs, if any, mentioned in the claim are not able to be estimated at this time.

On September 9, 2024, S.M. on behalf of herself and all others (“S.M.”), an individual, filed a complaint that includes class action allegations, against Athena, Genesis Coin, Inc., and two other defendants, filed at the Common Pleas Court at Cuyahoga County, Ohio. The complaint against the Company alleges negligence and violations to the Ohio Products Liability Act because of alleged elder financial scams involving cryptocurrency and the operation of kiosks. Plaintiff alleges the need for implementing effective and sufficient checks and procedures both at the kiosks and other internal procedures in order to intervene, prevent, mitigate, or deter the use of the kiosks in elderly scams, beyond what the Company already has in place. The claim by plaintiff against the Company is for an undetermined amount of compensation (which cannot exceed $5.0 million under the Class Action Fairness Act of 2005) as well as injunctive relief. The additional costs mentioned in the claim are not able to be estimated at this time, if any would be applicable.

On January 21, 2025, Girma Yilma on behalf of himself and all others (“Yilma”), an individual, filed a complaint that includes class action allegations, against Athena, and two other retail establishments as defendants, filed at Colorado’s Arapahoe County District Court. The complaint against the Company alleges negligence and violations to various Colorado statutes such as its consumer protection act, civil theft, unjust enrichment, negligence and negligent design. As in the previous two cases filed by the same plaintiff’s law firm, it alleges the need for implementing effective and sufficient checks and procedures both at the Bitcoin ATM kiosks and other internal procedures in order to intervene, prevent, mitigate, or deter the use of the kiosks in elderly scams, beyond to what the Company already has in place. The claim by plaintiff against the Company is for an undetermined amount of compensation (which cannot exceed $5.0 million under the Class Action Fairness Act of 2005) as well as injunctive relief. The additional costs mentioned in the claim are not able to be estimated at this time, if any would be applicable.

On January 31, 2025, Zamareeh Odoms (“Odoms”), an individual, through counsel sent an extrajudicial claim for $500 thousand. The claim alleges lack of proper due diligence when recruiting or supervising an employee, agent or representative that caused damages to his person for alleged insults and verbal aggressions made while in the common areas of the office building. However, the individual involved that caused the alleged claims by Odoms is not an employee, agent or representative of the Company, the alleged actions were not within the scope of any duties for the Company and the Company had no control over his employment, actions, or behavior because there is no employment relationship. Therefore, the Company’s assessment of this case at this time is there is no liability of the Company.

On February 6, 2025, Diane Reynolds on behalf of herself and all others (“Reynolds”), an individual, filed a complaint that includes class action allegations, against Athena and another codefendant, filed at the Circuit County Court of Montgomery in Maryland. The complaint was served upon Athena on March 24, 2025. The complaint against Athena alleges violations to Maryland’s Safe Act, negligence, product liability because of defective design, and violation of the State’s Consumer Protection Act. Similar to the three (3) previous akin cases, (i.e., the cases above of S.M. filed on September 9, 2024 and Girma Yilma filed on January 21, 2025) but using a different law firm this time, Plaintiff alleges the need for implementing effective and sufficient checks and procedures both at the Bitcoin ATM kiosks and other internal procedures in order to intervene, prevent, mitigate, or deter the use of the kiosks in elderly scams, beyond to what already Athena has in place. The claim by plaintiff against Athena is for an undetermined amount of compensation (which cannot exceed $5.0 million under the Class Action Fairness Act of 2005) as well as injunctive relief.

On February 26, 2025, the State of Iowa through its Attorney General (“Iowa”), filed separate complaints against Athena competitors Lux Vending, LLC, Bitcoin Depot Operating, LLC (both “Bitcoin Depot”), and GPD Holdings LLC d/b/a CoinFlip (“CoinFlip”) (all collectively, “Competitors”). Iowa alleges violations to the State’s Consumer Fraud Act by the Competitors. Also, Iowa further advises that they had subpoenaed fourteen (14) companies and that “[t]he investigation into crypto ATM companies is ongoing.” In the complaints against Competitors, it is requested by Iowa for civil penalties of up to $40 thousand per violation of the Consumer Fraud Act because of any misrepresentation, deception or unfair practices. Additionally, it demands the reimbursement of funds of the full transaction to defrauded victims, and a penalty of $5.0 million for each violation committed against an older individual. Although Athena believes that its operations can be clearly distinguished, Athena has received multiple requests for information from Iowa in matters substantially similar to those related in the complaints against Competitors. There is no money or invoices owed by the Company to the undersigned for this matter.

Operating Leases

The Company has entered into certain leases primarily for ATM retail spaces and ATM machines. Operating lease expense is recognized in continuing operations by amortizing the amount recorded as an asset on a straight-line basis over the lease term. The operating lease expense is presented consistently with cost of revenues in the condensed consolidated statements of operations and comprehensive income. In determining lease asset values, the Company considers fixed and variable payment terms, prepayments, incentives, and options to extend, terminate or purchase. Renewal, termination, or purchase options affect the lease term used for determining lease asset value only if the option is reasonably certain to be exercised.

Balance sheet information related to operating right-of-use assets and lease liabilities consisted of the following (in thousands):

	March 31, 2025	December 31, 2024
Right-of-use assets – operating leases	$31,287	$33,613

Operating lease liabilities, current portion	9,731	9,627
Operating lease liabilities, net of current portion	21,556	23,986
Total operating lease liabilities	$31,287	$33,613

Other supplemental information related to operating leases was as follows:

	March 31, 2025	March 31, 2024
Weighted-average remaining lease term (in years)	3.30	2.74
Weighted-average discount rate	15%	15%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$4,029	$2,474

The discount rates used in measuring the lease liabilities was based on the Company’s incremental borrowing rate.

As of March 31, 2025, the Company's operating leases have remaining lease terms of up to 5 years, some of which include optional renewals or terminations, which are considered in the Company’s assessments when such options are reasonably certain to be exercised. Any variable payments related to the lease will be recorded as lease expense when and as incurred. Variable payments are not based on an index or rate and relate to common area maintenance or ATM relocation expenses. As of March 31, 2025, the operating leases that have been contracted for but have not yet commenced are immaterial.

The components of operating lease cost recognized in the condensed consolidated financial statements were as follows (in thousands):

	March 31, 2025	March 31, 2024
Operating lease cost	$4,029	$2,474
Short term lease cost	3	98
Variable lease cost	711	114
Total lease cost	$4,743	$2,686

The reconciliation of future lessee lease payments under noncancelable operating leases in which the Company has a lease liability, reflected in the Company’s condensed consolidated balance sheets as of March 31, 2025 is presented in the table below (in thousands):

Operating Leases
2025	$10,236
2026	11,619
2027	9,782
2028	5,850
2029	1,525
hereafter	215
Total lease payments	$39,227
Less: Imputed interest	(7,940)
Present value of lease liabilities	$31,287

Finance Leases

On November 2, 2023, the Company entered into a finance lease with Taproot, in which the Company agreed to lease certain Bitcoin ATMs over a three-year term, with the expectation that the Company will take title of the Bitcoin ATMs prior to the end of the term. As a result of the anticipated transfer of ownership, this meets the definition of a Finance Lease under ASC 842.

Financing lease expense is comprised of both interest expense, which will be recognized using the effective interest method, and amortization of the right-of-use assets. These finance lease expenses are presented consistently with other interest expense and amortization or depreciation of similar assets. In determining lease asset values, the Company considers fixed and variable payment terms, prepayments, incentives, and options to extend, terminate or purchase. Renewal, termination, or purchase options affect the lease term used for determining lease asset value only if the option is reasonably certain to be exercised.

Other supplemental information related to finance leases was as follows:

	March 31, 2025	March 31, 2024
Weighted-average remaining lease term (in years)	–	0.50
Weighted-average discount rate	–	15%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$–	$–
Financing cash flows from finance leases	$–	$–

The discount rates used in measuring the lease liabilities was based on the Company’s incremental borrowing rate.

The components of finance lease cost recognized in the condensed consolidated financial statements were as follows (in thousands):

	March 31, 2025	March 31, 2024
Amortization of right-of-use-assets	$–	$87
Interest on lease liabilities	–	41
Total finance lease expense	$–	$128

NOTE 15 - COMMITMENTS AND CONTINGENCIES

The Company, from time to time, might have claims against it incidental to the Company’s business including but not limited to tax demands and penalties. While the outcome of any of these matters cannot be predicted with certainty, management does not believe that the outcome will have a material adverse effect on the accompanying consolidated financial statements.

Employee Bonuses

As of December 31, 2024 and 2023, the Company has accrued $2,100 and $1,225 of bonuses to employees and management of the Company and were included in accounts payable and accrued expenses. The bonuses are based on the Company’s performance objectives that were achieved during the respective years. The bonuses, for the year ended December 31, 2024, were paid on March 14, 2025, and the bonuses for the year ended December 31, 2023, were paid on March 14, 2024. Performance bonuses are based on management’s periodic review and the amounts are accrued monthly.

Legal Matters

On September 8, 2022, Athena Bitcoin, Inc. received from the Office of the Commissioner of Financial Institutions (“OCFI”), a “Final Resolution and Order to Cease and Desist” (“OC&D”), requiring to, among other matters, stop the operations and marketing of the Bitcoin automated teller machines (“kiosks”), that were operating in Puerto Rico. On September 12, 2022, Athena filed a Complaint for Declaratory Judgment and Permanent Injunction and a Petition for Preliminary Injunction before the Courts of the Commonwealth, Superior Part requesting that the determination and effects of the OC&D be stayed until final resolution of the case. On November 10, 2022, the Court dismissed the civil action with the interpretation that the controversy presented before it was not ripe for resolution by the Court. The Company sought a reversal of such determination before the Court of Appeals of the Commonwealth by a Motion Requesting a Stay of the determination and effects of the OC&D.

On April 10, 2023, the Puerto Rico Court of Appeals issued a judgment unfavorable to Athena’s appeal. Athena determined not to pursue further redress against the OC&D that was issued by OCFI and with which it has been complied since September 2022. Athena implemented another option available under PR law that has permitted resumption of operations of the kiosks in Puerto Rico. The Court of Appeals is yet to issue the Mandate to return the case to the lower Court and to OCFI. Effective since September 5, 2024, upon Company completing a new application, OCFI issued Athena a license for money transmission, TM-177, and are in the process of restarting operating the kiosks under its brand.

Revenue from operations in Puerto Rico for the years ended December 31, 2024 and 2023, accounted for approximately 0% of total revenue respectively.

On October 9, 2023, Arley Lozano-Jaramillo (“Lozano”), an individual, commenced proceedings against the Company by filing a complaint with the 11th Judicial Circuit Court for Miami-Dade County, Florida (the “Court”) which named Athena Bitcoin Global, as the defendant. Lozano, either individually or through the entities controlled by him (XPay, Vakano Industries) entered into certain non-binding letters of intent on July 13, 2021 and as of September 2021 (the second letter of intent was a draft and not signed by the parties) pursuant to which Lozano was a seller of certain assets and technology related to XPay Wallet, intellectual property regarding the AthenaPay POS System, XPay POS System and related technology (the “XPay Assets”) for the proposed purchase price of $3,000 and 270,000,000 shares of common stock of the Company (valued at $0.10 per share). The acquisition of the XPay Assets was subject to the execution of a definitive acquisition agreement. No such agreement was finalized nor entered into by the parties. The Company made payments to Lozano for a total amount of approximately $1,600 and Lozano transferred the ownership of XPay Assets to the Company. Lozano alleges breach of contract, promissory estoppel, unjust enrichment, fraud in the inducement and conversion. He asserts the claim for failure to compensate Lozano pursuant to the terms of the purchase price provided in the non-binding letter of intent (and the unsigned draft letter of intent), which includes remaining amount of the purchase price ($1,400) and 270,000,000 shares of the Company’s common stock. The plaintiff did not offer any evidence of a signed and binding acquisition agreement. The claim also seeks an award for legal and other costs relating to the proceeding.

The Company does not believe the allegations made against it are valid and continues to vigorously defend against them. Accordingly, the Company filed with the Court on February 9, 2024, a motion to dismiss Lozano’s complaint. The Court granted the Company’s motion in part and denied in part, dismissing two of the five causes of action. The Company proceeded to file its counter-complaint against Plaintiff who presented his answer on October 6, 2024. The range of potential loss related to the identified claim is between $0 and $1,400 and the issuance of 270,000,000 shares of common stock valued at $27,000, the amount of damages that Lozano is seeking in the lawsuit. The additional costs mentioned in the claim are not able to be estimated at this time. The Company does not believe that it is probable that a liability has been incurred as of December 31, 2024 and 2023 related to this lawsuit.

On June 21, 2024, Digital Access, LLC, a Michigan limited liability company (“Digital Access”), filed a complaint against Athena Bitcoin, Inc, a Delaware corporation, and two additional codefendants before the US District Court for the Eastern District of Michigan (the “Court”). The complaint alleged tortious interference with business relationships and business expectancy, statutory and common law conversions, trespass to chattels and injunctive relief against it. The case was removed to the US District Court for the Northern District of Indiana. The amount claimed against Company is not less than $750. Digital Access and Company reached a confidential agreement that has been completed in full at this time.

Effective June 30, 2024, a settlement agreement was entered into between Chivo and the Company whereby amounts owed to Chivo of $5,200 for amounts retained by the Company were netted against fees that Chivo owed the Company of $4,418; the net of which amounts to a net payable to Chivo of $782. This payable of $782 was forgiven by Chivo in exchange for (i) a new three-year agreement with Athena SV charging reduced rates going forward and (ii) Athena SV would make available to Chivo a credit facility of $600k for Chivo’s use at any time. However, the conditions of the credit facility were:

a)	that the cash is the property of Athena SV,
b)	Chivo would need to deposit the amount of funds they needed in Athena SV’s bank account (resulting in a pre-funded credit facility) and Athena would release the funds to Chivo from the ATM pick-ups, and
c)	the credit facility had a monthly fee of 0.487% of the credit facility amount (i.e., $600k).

On July 16, 2024, Athena Bitcoin, Inc., a Delaware corporation, filed a Complaint against Genesis Coin, Inc., Bitcoin ATM, LLC, ATM OPS, Inc., Kiosk Distributors, Inc., Andrew C. Barnard, Douglas O. Carrillo, and Neil Hernandez, for damages for violation of a federal statute and other claims, filed at the US District Court for the Northern District of Illinois (the “Court”). On September 12, 2024, the parties reached a settlement agreement and release pursuant to which the complaint and other proceedings that were initiated at other forums, were dismissed and certain monetary and technological considerations were afforded between the parties.

On August 20, 2024, Keon Jackson (“Jackson”), an individual, commenced what was entitled as a “Class Action Complaint” against Athena Bitcoin, Inc., filed at the US District Court for the Northern District of Florida (the “Court”). The complaint alleges receipt of unwanted telemarketing text messages in contravention to federal and state statutes while seeking class certification status. An initial dispositive motion filed by Company was denied by the Court. In this case, Plaintiff alleges it happened to him a total of six (6) times after purportedly requesting messages to stop. The additional costs, if any, mentioned in the claim are not able to be estimated at this time.

On September 9, 2024, S.M. on behalf of herself and all others (“S.M.”), an individual, filed a complaint that includes class action allegations, against Athena Bitcoin, Inc., Genesis Coin, Inc., and two other defendants, filed at the Common Pleas Court at Cuyahoga County, Ohio (the “Court”). The complaint against Company alleges negligence and violations to the Ohio Products Liability Act because of alleged elder financial scams involving cryptocurrency and the operation of kiosks. Plaintiff alleges the need for implementing effective and sufficient checks and procedures both at the kiosks and other internal procedures in order to intervene, prevent, mitigate, or deter the use of the kiosks in elderly scams, beyond what already Company has in place. The claim by plaintiff against Company is for an undetermined amount of compensation (which cannot exceed $5,000 under the Class Action Fairness Act of 2005) as well as injunctive relief. The additional costs mentioned in the claim are not able to be estimated at this time, if any would be applicable.

On November 25, 2024, Karen Carew on behalf of herself and all others (“Carew”), an individual, filed a complaint that includes class action allegations, against Athena Bitcoin, Inc., its Chief Executive Officer, and other defendants, filed at the Superior Court of New Jersey Law Division, Monmouth County (the “Court”). The complaint against Company alleges negligence and violations to various New Jersey statutes such as possession of stolen property, Racketeer Influenced and Corrupt Organizations, negligence and consumer fraud. Plaintiff alleges the need for implementing effective and sufficient checks and procedures both at the Bitcoin ATM kiosks and other internal procedures in order to intervene, prevent, mitigate, or deter the use of the kiosks in elderly scams, beyond to what already Company has in place. The claim by plaintiff against Company is for an undetermined amount of compensation (which cannot exceed $5,000 under the Class Action Fairness Act of 2005) as well as injunctive relief. The additional costs mentioned in the claim are not able to be estimated at this time, if any would be applicable.

Operating Leases

The Company has entered into certain leases primarily for ATM retail spaces and ATM machines. Operating lease expense is recognized in continuing operations by amortizing the amount recorded as an asset on a straight-line basis over the lease term. The operating lease expense are presented consistently with cost of revenues in the consolidated statements of operations and comprehensive income. In determining lease asset values, the Company considers fixed and variable payment terms, prepayments, incentives, and options to extend, terminate or purchase. Renewal, termination, or purchase options affect the lease term used for determining lease asset value only if the option is reasonably certain to be exercised.

Balance sheet information related to operating right-of-use assets and lease liabilities consisted of the following:

	December 31 2024	December 31, 2023
Right-of-use assets – operating leases	$33,613	$21,068

Operating lease liabilities, current portion	9,627	7,205
Operating lease liabilities, net of current portion	23,986	13,863
Total operating lease liabilities	$33,613	$21,068

Other supplemental information related to operating leases was as follows:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (in years)	3.50	2.94
Weighted-average discount rate	15%	15%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$11,367	$4,473

The discount rates used in measuring the lease liabilities was based on the Company’s incremental borrowing rate.

As of December 31, 2024, the Company's operating leases have remaining lease terms of up to 5 years, some of which include optional renewals or terminations, which are considered in the Company’s assessments when such options are reasonably certain to be exercised. Any variable payments related to the lease will be recorded as lease expense when and as incurred. Variable payments are not based on an index or rate and relate to common area maintenance or ATM relocation expenses. As of December 31, 2024, the operating leases that have been contracted for but have not yet commenced are immaterial.

The components of operating lease cost recognized in the consolidated financial statements were as follows:

	December 31, 2024	December 31, 2023
Operating lease cost	$11,367	$4,473
Short term lease cost	1,675	761
Variable lease cost	856	468
Total lease cost	$13,898	$5,702

The reconciliation of future lessee lease payments under noncancelable operating leases in which the Company has a lease liability, reflected in the Company’s consolidated balance sheets as of December 31, 2024 is presented in the table below:

Operating Leases
2025	$13,578
2026	12,140
2027	10,539
2028	6,495
2029	1,597
Thereafter	–
Total lease payments	$44,349
Less: Imputed interest	(10,736)
Present value of lease liabilities	$33,613

Finance Leases

On November 2, 2023, the Company entered into a finance lease with Taproot Acquisition Enterprises, LLC, in which the Company agreed to lease certain Bitcoin ATMs over a three- year term, with the expectation that the Company will take title of the Bitcoin ATMs prior to the end of the term. As a result of the anticipated transfer of ownership, this meets the definition of a Finance Lease under ASC 842.

Financing lease expense is comprised of both interest expense, which will be recognized using the effective interest method, and amortization of the right-of-use assets. These finance lease expenses are presented consistently with other interest expense and amortization or depreciation of similar assets. In determining lease asset values, the Company considers fixed and variable payment terms, prepayments, incentives, and options to extend, terminate or purchase. Renewal, termination, or purchase options affect the lease term used for determining lease asset value only if the option is reasonably certain to be exercised.

Balance sheet information related to finance right-of-use assets and lease liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Right-of-use assets – finance leases	$–	$991

Finance lease liabilities, current portion	–	1,075
Total finance lease liabilities	$–	$1,075

Other supplemental information related to finance leases was as follows:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (in years)	–	1.00
Weighted-average discount rate	–	15%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$–	$–
Financing cash flows from finance leases	$1,150	$–

The discount rates used in measuring the lease liabilities was based on the Company’s incremental borrowing rate.

The components of finance lease cost recognized in the consolidated financial statements were as follows:

	December 31, 2024	December 31, 2023
Amortization of right-of-use-assets	$262	$58
Interest on lease liabilities	110	26
Total finance lease expense	$372	$84